Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets	$ 2,501	$ 2,602	$ 328
Accrued revenue		6	294
Other receivable	522	736	860
Total	$ 3,023	$ 3,344	$ 1,482